Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	12 Months Ended
Dec. 31, 2025
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale, liabilities of disposal groups held for sale and business acquisitions	23Assets held for sale, liabilities of disposal groups held for sale and business acquisitions

	2025	2024
	$m	$m
Held for sale at 31 Dec
Disposal groups	9,713	27,126
Unallocated impairment losses[1]	(93)	(31)
Non-current assets held for sale	1,495	139
Assets held for sale	11,115	27,234
Liabilities of disposal groups held for sale	23,382	29,011
1This represents impairment losses in excess of the carrying value of the non-current assets in scope of IFRS 5 for measurement, recognised against the total assets of the disposal group.
Disposal groups
Retained portfolio of home and certain other loans in France
Following the sale of our French retail banking operations on 1 January 2024, HSBC Continental Europe retained a portfolio of home and certain other loans, with a carrying value of €7.1bn ($8.3bn) at the time of sale.  On 31 October 2025, HSBC Continental Europe completed the sale of its retained portfolio to a consortium comprising Rothesay Life plc and CCF. Prior to their derecognition at completion, as at 30 September 2025, related balances stood at $6.0bn in loans. The completion of the transaction resulted in the recycling of cumulative fair value losses of $1.5bn to the income statement that were previously recognised through other comprehensive income. For the year ended 31 December 2025, we additionally recognised a $0.1bn mark-to-market gain in ‘net income from financial instruments held for trading or managed on a fair value basis’
arising on certain non-qualifying economic hedges that were used to hedge interest rate risk on the portfolio. These non-qualifying economic hedges were derecognised following completion of the transaction.
Other disposals
On 30 January 2026, HSBC Bank plc completed the sale of its UK life insurance entity, HSBC Life (UK) Limited, to Chesnara plc. Prior to completion, as at 31 December 2025, the balances that remained classified as held for sale were $6.6bn in assets and $6.4bn in liabilities. For the year ended 31 December 2025, we recognised a loss on disposal of $0.1bn. In the first quarter of 2026, we will recycle foreign currency translation reserves to the income statement. These stood at a cumulative $0.2bn loss as at 31 December 2025.
On 27 November 2025, HSBC Bank Middle East Limited, Bahrain branch, completed the sale of its retail banking operations in Bahrain to Bank of
Bahrain and Kuwait B.S.C., recognising a pre-tax gain on disposal of $0.1bn.
On 31 October 2025, HSBC Continental Europe completed the sale of its French life insurance business, HSBC Assurances Vie (France), to
Matmut Société d’Assurance Mutuelle. Prior to their derecognition at completion, as at 30 September 2025, related balances stood at $28.2bn in assets and $27.2bn in liabilities. For the year ended 31 December 2025, we recognised a $0.2bn pre-tax loss inclusive of migration costs and the recycling of related reserves.
On 3 October 2025, HSBC Continental Europe completed the sale of its private banking business in Germany to BNP Paribas at which point we recognised a pre-tax gain on disposal of $0.2bn. Prior to their derecognition at completion, as at 30 September 2025, related balances stood at
$1.5bn in assets and $1.5bn in liabilities.
On 24 September 2025, The Hongkong and Shanghai Banking Corporation Limited, Sri Lanka branch, entered into a binding agreement to sell its retail banking business to Nations Trust Bank PLC. Regulatory approvals for the transaction have now been received, and completion is expected in the first half 2026, at which point an estimated immaterial pre-tax gain on disposal will be recognised.
On 16 September 2025, HSBC Continental Europe signed a put option agreement with CrediaBank S.A. regarding the potential sale of its majority shareholding of 70.03% in HSBC Bank Malta plc. On 22 December 2025, pursuant to the terms of the put option agreement and following completion of HSBC Continental Europe's employee information and consultation process in France, a Sale and Purchase Agreement for the transaction was signed. The transaction, which remains subject to regulatory approvals, did not meet the criteria for held for sale in the fourth quarter of 2025, given completion is now expected in the first half of 2027. The sale is expected to generate an estimated pre-tax loss of $0.4bn, inclusive of migration costs, which we expect to recognise largely in the first half of 2026 upon classification of the disposal group as held for sale.
On 27 July 2025, HSBC Latin America Holdings (UK) Limited entered into a binding agreement to sell HSBC Bank (Uruguay) S.A. to a subsidiary of
BTG Pactual Holding SA. The disposal group met the held for sale criteria and an immaterial loss on disposal was recognised in the third quarter of
2025, with balances remaining classified as held for sale at 31 December 2025 of $2.1bn in assets and $2.0bn in liabilities. The transaction, which is subject to regulatory approvals, is expected to complete in the second half of 2026.
On 11 July 2025, HSBC Continental Europe, a wholly-owned subsidiary of HSBC Bank plc, reached an agreement to sell its fund administration business, Internationale Kapitalanlagegesellschaft mbH, to BlackFin Capital Partners S.A.S. The disposal group met the held for sale criteria in the third quarter of 2025, with immaterial balances remaining classified as held for sale at 31 December 2025. This transaction, which remains subject to regulatory approval, is expected to complete in the second half of 2026, at which point an immaterial gain on disposal will be recognised.
On 27 June 2025, HSBC Continental Europe reached an agreement to sell its custody business in Germany to BNP Paribas. This transaction is anticipated to be completed in a phased manner, starting in the first quarter of 2026. While client consent and related operational requirements may extend the timing for completion of all client transfers, given the signing of a sale and purchase agreement, the disposal group met the held for sale criteria in the second quarter of 2025, with balances remaining classified as held for sale at 31 December 2025 of $0.4bn in assets and
$12.5bn in liabilities. The sale is expected to generate an estimated pre-tax gain on disposal of $0.1bn, which will be recognised in line with completion of client transfers.
On 25 September 2024, HSBC Bank plc reached an agreement to transfer its business in South Africa to local lender FirstRand Bank Ltd. The disposal group met held for sale criteria in the fourth quarter of 2024, with balances remaining classified as held for sale at 31 December 2025 of
$0.4bn in assets and $2.1bn in liabilities. The transaction is expected to complete in the first quarter of 2026. Upon subsequent wind-down of the entity, expected in the second half of 2026, cumulative foreign currency translation reserves and other reserves will recycle to the income statement. At 31 December 2025, foreign currency translation reserve and other reserve losses stood at $0.1bn.
At 31 December 2025, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	South Africa[1]	German custody business[2]	Uruguay	UK life insurance business	Sri Lanka retail banking business	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	335	—	2	—	337
Trading assets	—	—	113	—	—	—	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	—	—	6,351	—	—	6,351
Derivatives	8	—	6	—	—	—	14
Loans and advances to banks	—	16	29	—	—	—	45
Loans and advances to customers	431	323	1,314	—	101	21	2,190
Financial investments	—	—	294	—	—	—	294
Goodwill	—	—	—	—	3	—	3
Prepayments, accrued income and other assets	3	17	51	273	15	7	366
Total assets at 31 Dec 2025	442	356	2,142	6,624	121	28	9,713

Liabilities of disposal groups held for sale
Deposits by banks	—	116	15	—	—	—	131
Customer accounts	2,056	12,316	1,369	—	430	2	16,173
Financial liabilities designated at fair value	—	—	—	1,345	—	—	1,345
Derivatives	13	—	3	—	—	—	16
Debt securities in issue	—	—	495	—	—	—	495
Insurance contract liabilities	—	—	—	4,925	—	—	4,925
Accruals, deferred income and other liabilities	13	33	77	116	40	18	297
Total liabilities at 31 Dec 2025	2,082	12,465	1,959	6,386	470	20	23,382

Expected date of completion	First quarter of 2026	First half of 2027	Second half of 2026	First quarter of 2026	First half of 2026
Operating segment	CIB and Corporate Centre	CIB	Corporate Centre	IWPB	IWPB
At 31 December 2024, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	French life insurance business	Germany private banking business	South Africa[1]	Other	Total
	$m	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	—	1,896	—	—	1,896
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	14,560	—	—	—	14,560
Derivatives	26	—	10	—	36
Loans and advances to banks	144	—	—	—	144
Loans and advances to customers	—	309	656	—	965
Financial investments	8,500	—	—	—	8,500
Goodwill	—	5	—	—	5
Prepayments, accrued income and other assets	992	21	7	—	1,020
Total assets at 31 Dec 2024	24,222	2,231	673	—	27,126

Liabilities of disposal groups held for sale
Customer accounts	—	2,085	3,294	20	5,399
Financial liabilities designated at fair value	11	119	—	—	130
Derivatives	—	—	19	—	19
Insurance contract liabilities	21,811	—	—	—	21,811
Accruals, deferred income and other liabilities	1,598	22	32	—	1,652
Total liabilities at 31 Dec 2024	23,420	2,226	3,345	20	29,011

Date of completion	31 October 2025	31 October 2025	First quarter of 2026
Operating segment	IWPB	IWPB	CIB and Corporate Centre
1Under the financial terms of the sale of our South Africa business, HSBC Bank plc will transfer the business with a net nil asset value at book value less any provisions. The purchase price for the asset value of $0.4bn will be satisfied by the transfer of agreed liabilities of $2.1bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 31 December
2025, HSBC Bank plc would be expected to include a cash contribution of $1.7bn.
2    Under the financial terms of the sale of our German custody business, HSBC Continental Europe will transfer a nil net asset value for each client transferred, by way of inclusion of additional cash.